Segment Information (Schedule of Segment Indentifiable Assets by Geographical Area) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 87,571	$ 96,439
Goodwill
Total assets	87,571	96,439
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	55,043	66,995
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 32,528	$ 29,444